OTHER LONG-TERM LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other long-term liabilities:
Deferred gain on sale of golar Maria	$ 15,145	$ 15,650
Pension obligations	36,279	38,670
Guarantees issued to Golar Partners	16,493	19,271
Other	1,308	1,849
Other long-term liabilities	$ 69,225	$ 75,440